UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $135,464 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     1047   131040 SH       SOLE                        0   131040        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     1771    62880 SH       SOLE                        0    62880        0
APPLE INC                      COM              037833100     8564    59676 SH       SOLE                        0    59676        0
ARTHROCARE CORP                COM              043136100     3516   105417 SH       SOLE                        0   105417        0
BROADCOM CORP                  CL A             111320107     3313   171911 SH       SOLE                        0   171911        0
CAVIUM NETWORKS INC            COM              14965A101     2640   160975 SH       SOLE                        0   160975        0
CELGENE CORP                   COM              151020104     4980    81254 SH       SOLE                        0    81254        0
CISCO SYS INC                  COM              17275R102     3184   132173 SH       SOLE                        0   132173        0
COACH INC                      COM              189754104     2666    88415 SH       SOLE                        0    88415        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5867   203494 SH       SOLE                        0   203494        0
CROCS INC                      COM              227046109     2139   122450 SH       SOLE                        0   122450        0
DIGITAL RIV INC                COM              25388B104     1410    45515 SH       SOLE                        0    45515        0
EBAY INC                       COM              278642103     2972    99590 SH       SOLE                        0    99590        0
FIRST SOLAR INC                COM              336433107     5699    24658 SH       SOLE                        0    24658        0
FOSTER WHEELER LTD             SHS NEW          G36535139     4944    87320 SH       SOLE                        0    87320        0
GENENTECH INC                  COM NEW          368710406     6620    81547 SH       SOLE                        0    81547        0
GILEAD SCIENCES INC            COM              375558103     9845   191061 SH       SOLE                        0   191061        0
GOOGLE INC                     CL A             38259P508     4436    10072 SH       SOLE                        0    10072        0
ILLUMINA INC                   COM              452327109     4960    65345 SH       SOLE                        0    65345        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     9566    29493 SH       SOLE                        0    29493        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1335    18145 SH       SOLE                        0    18145        0
LIFECELL CORP                  COM              531927101     5929   141075 SH       SOLE                        0   141075        0
LULULEMON ATHLETICA INC        COM              550021109     2144    75420 SH       SOLE                        0    75420        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     1350   124080 SH       SOLE                        0   124080        0
MEMC ELECTR MATLS INC          COM              552715104     4398    62025 SH       SOLE                        0    62025        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2259    78075 SH       SOLE                        0    78075        0
MONSTER WORLDWIDE INC          COM              611742107     2002    82713 SH       SOLE                        0    82713        0
NETAPP INC                     COMMON           64110D104     4364   217665 SH       SOLE                        0   217665        0
QUALCOMM INC                   COM              747525103     3631    88557 SH       SOLE                        0    88557        0
STARBUCKS CORP                 COM              855244109     2988   170739 SH       SOLE                        0   170739        0
SUNPOWER CORP                  COM CL A         867652109     2879    52057 SH       SOLE                        0    52057        0
VERISIGN INC                   COM              92343E102     3846   115717 SH       SOLE                        0   115717        0
VISTAPRINT LIMITED             SHS              G93762204     4704   134595 SH       SOLE                        0   134595        0
VMWARE INC                     CL A COM         928563402     1581    36925 SH       SOLE                        0    36925        0
ZUMIEZ INC                     COM              989817101     1915   122029 SH       SOLE                        0   122029        0